Deferred Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
Deferred Revenue Arrangement [Line Items]
Current deferred income	$ 2,205	$ 2,096
Total deferred income	2,688	2,602
Shipments Of Components To Distributors [Member]
Deferred Revenue Arrangement [Line Items]
Current deferred income	944	852
Software And Services [Member]
Deferred Revenue Arrangement [Line Items]
Current deferred income	1,261	1,244
Non-current deferred income	$ 483	$ 506